Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (3,370)	$ (1,199)	$ (2,823)	$ (1,280)
Other comprehensive income (loss):
Net unrealized losses on investments, net of tax effects of $0 and $0 for the three and nine months ended December 31, 2016	(81)		(81)
Foreign currency translation adjustment	137	(1,396)	(5,212)	317
Comprehensive loss	$ (3,314)	$ (2,595)	$ (8,116)	$ (963)